CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2024, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	35	30
Cryptocurrency assets	349	250
Other current assets	29,646	29,077
Amounts due from intergroup companies	150,615	140,168

Total current assets	180,645	169,525

Non-current assets:
Investment in subsidiaries	(144,824)	(112,300)
Intangible assets, net	110	95

Total non-current assets	(144,714)	(112,205)

TOTAL ASSETS	35,931	57,320

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	79	34
Accrued expenses and other liabilities	10,720	393

Total current liabilities	10,799	427

TOTAL LIABILITIES	10,799	427

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share; 1,599,935,000 shares authorized as of December 31, 2023 and December 31, 2024; 1,111,232,210 and 1,595,399,890 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively	54	78
Class A preference shares, par value US$0.00005 per share; 65,000 shares authorized as of December 31, 2023 and December 31, 2024; 65,000 shares issued and outstanding as of December 31, 2023 and December 31, 2024	—	—
Class B ordinary shares, par value US$0.00005 per share; 400,000,000 shares authorized as of December 31, 2023 and December 31, 2024; 99 shares issued and outstanding as of December 31, 2023 and December 31, 2024	—	—
Additional paid-in capital	621,837	640,724
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,276)	(4,392)
Accumulated deficit and statutory reserve	(570,879)	(557,913)

Total shareholders’ equity	25,132	56,893

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	35,931	57,320

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenues	40,274	—	—
Operating costs and expenses:
Cost of revenue	(15,595)	(42)	(31)
Sales and marketing expenses	(72)	(6)	—
General and administrative expenses	(3,307)	(3,134)	(1,681)

Total operating costs and expenses	(18,974)	(3,182)	(1,712)

Net (loss) gain on disposal of cryptocurrency assets	(9,349)	539	—
Impairment of cryptocurrency assets	(7,360)	—	—
Changes in fair value of cryptocurrency assets	—	—	100

Operating profit (loss)	4,591	(2,643)	(1,612)
Interest income	—	231	—
Interest expense	(60)	—	—
Other operating expense	—	(10,000)	—
Equity in (loss) income of subsidiaries	(159,946)	(16,298)	13,685

(Loss) income before income tax	(155,415)	(28,710)	12,073

Net (loss) income	(155,415)	(28,710)	12,073

Other comprehensive loss
Foreign currency translation loss	(1,605)	(316)	(116)

Comprehensive (loss) income	(157,020)	(29,026)	11,957

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$

Net cash used in operating activities	(12,259)	(2,472)	(2,062)
Net cash provided by investing activities	9,925	2,370	—
Net cash provided by financing activities	2,345	—	2,057
Net increase (decrease) in cash and cash equivalents	11	(102)	(5)
Cash and cash equivalents at beginning of the year	126	137	35
Cash and cash equivalents at end of the year	137	35	30

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries” and their respective (loss) income as “Equity in (loss) income of subsidiaries” on the condensed statements of comprehensive (loss) income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or is otherwise committed to provide further financial support. If the subsidiary subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.